Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON SELECT FUNDS
Entity Central Index Key	0001096012
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000004819
Shareholder Report [Line Items]
Fund Name	US Government Money Market Select Fund
Class Name	Select Class
Trading Symbol	AAOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon US Government Money Market Select Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 575,174,280
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 331,789
Additional Fund Statistics [Text Block]	Key Fund Statistics
Total Net Assets	$575,174,280
# of Portfolio Holdings	60
Total Management Fees Paid	$331,789

Holdings [Text Block]

 Maturity Distribution - % Net Assets

0 to 1 Year	93.6
1 to 3 Years	6.2
15+ Years	0.2

Largest Holdings [Text Block]

Asset Allocation - % Investments

U.S. Government Agency Obligations	34.4
U.S. Treasury Repurchase Agreements	26.1
U.S. Treasury Obligations	23.3
Government Agency Repurchase Agreements	16.0
Investment Companies	0.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-658-5811
Updated Prospectus Web Address	www.americanbeaconfunds.com/literature